LOSS PER SHARE - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (140,044)	$ (60,489)
Less: Net loss (income) attributable to non-controlling interests, net of tax	(4,636)	13,949
Net loss attributable to Cresco Labs Inc.	$ (135,408)	$ (74,438)
Denominator:
Weighted-average basic shares outstanding (in shares)	355,007,044	345,474,155
Diluted weighted-average shares outstanding (in shares)	355,007,044	345,474,155
Loss per Share:
Basic loss per share (in USD per share)	$ (0.38)	$ (0.22)
Diluted loss per share (in USD per share)	$ (0.38)	$ (0.22)